Document And Entity Information	12 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001951089
Document Type	POS AM
Entity Registrant Name	Critical Metals Corp.
Entity Incorporation, State or Country Code	D8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No.1 relates to the Registration Statement on Form F-1 (Reg. No. 333-278400) of Critical Metals Corp. (the “Company”), originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on May 22, 2024 (the “Initial Registration Statement”).The Company is filing this Post-Effective Amendment No. 1 pursuant to the undertakings in the Initial Registration Statement to update and supplement the information contained in the Initial Registration Statement to, among other things, include the Company’s audited financial statements and results for the year ended June 30, 2024 and update certain other information in the Initial Registration Statement to reflect developments since the effective date of the Registration Statement.
Amendment Flag	true